Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Stock Option One [Member]
Offsetting Assets [Line Items]
Risk free interest rate	0.64%
Dividend yield	0.00%
Volatility	100.00%
Stock price	$ 0.34
Weighted average life	5 years
Stock Option Two [Member]
Offsetting Assets [Line Items]
Risk free interest rate	3.27%
Dividend yield	0.00%
Volatility	120.00%
Stock price	$ 0.15
Weighted average life	5 years
Stock Option Three [Member]
Offsetting Assets [Line Items]
Risk free interest rate	3.22%
Dividend yield	0.00%
Volatility	120.00%
Stock price	$ 0.15
Weighted average life	5 years